Rule 497(e)

Registration Nos. 333-171759 and 811-22519

First Trust Exchange-Traded AlphaDEX® Fund II

(the “Trust”)

First Trust Asia Pacific ex-Japan AlphaDEX® Fund

(the “Fund”)

Supplement To the Fund’s Prospectus

August 23, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus, references to “Nasdaq Asia Pacific Ex-Japan Index” are replaced with “Nasdaq Developed Markets Asia Pacific Ex-Japan Index.”

Please Keep this Supplement with your Fund Prospectus for Future Reference